Loans and advances to customers - Gains (losses) on modification of financial assets (net) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Financial assets
Gains/(losses) on modification of financial assets (net)	$ (1,743)
Commercial, financial and industrial loans
Financial assets
Gains/(losses) on modification of financial assets (net)	(605)
Mortgage loans
Financial assets
Gains/(losses) on modification of financial assets (net)	(224)
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Gains/(losses) on modification of financial assets (net)	$ (914)